Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table provides information regarding compensation earned
, compensation
actually
paid, total
shareholder
return (“TSR”),
net
income from continuing operations and our most important financial measure used in determining compensation for the years indicated for our named executive officers:

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST PEO (1)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND PEO (1)	COMPENSATION ACTUALLY PAID TO FIRST PEO (1)	COMPENSATION ACTUALLY PAID TO SECOND PEO (1)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS (1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS (1)	LVS TSR (2)	PEER GROUP TSR (DJ U.S. GAMBLING INDEX) (3)	NET INCOME (LOSS) (4)	CONSOLIDATED ADJUSTED PROPERTY EBITDA

			(i)	(ii)		(iii)			(in millions)

2022	N/A	$11,410,263	N/A	$40,267,303	$5,634,384	$14,578,252	$71	$58	$1,357	$732

2021	$5,784,936	$31,204,900	$5,393,584	$8,426,900	$12,095,245	$12,806,858	$56	$78	$(1,276)	$786

2020	$11,344,715	N/A	$11,902,072	N/A	$2,663,400	$3,462,239	$88	$90	$(2,143)	$(48)

(1)
Mr. Adelson passed away on January 11, 2021. Prior to the passing of Mr. Adelson, Mr. Goldstein was appointed as Acting Chairman and Acting Chief Executive Officer on January 7, 2021 and, subsequent to Mr. Adelson’s passing, became Chairman and Chief Executive Officer on January 26, 2021. Prior to Mr. Goldstein’s appointment, he served as President and Chief Operating Officer. Our PEOs and
Non-PEO
NEOs for the years shown in the table above were as follows:

•	For 2022: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.

•	For 2020: Mr. Adelson served as our PEO and Mr. Goldstein, Mr. Dumont, and Mr. Hudson served as our Non-PEO NEOs.

(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends (if any) for the measurement period (determined in accordance with Item 402(v) of SEC Regulation
S-K),
assuming dividend reinvestment, and the difference between the Company’s Common Stock price at the end and the beginning of the measurement period by our Common Stock price at the beginning of the measurement period.

(3)
For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended December 31, 2022, 2021, and 2020.

(4)
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Sheldon G. Adelson
	2021	$5,784,936	$—	$—	$—	$(391,352)	$5,393,584
	2020	$11,344,715	$(1,000,000)	$1,427,045	$10,259	$120,053	$11,902,072

(ii)	Robert G. Goldstein
	2022	$11,410,263	$—	$—	$22,226,875	$6,630,165	$40,267,303
	2021	$31,204,900	$(26,184,000)	$28,126,000	$(24,720,000)	$—	$8,426,900

(iii)	Non-PEO NEOs (Average)
	2022	$5,634,384	$—	$—	$6,150,062	$2,793,806	$14,578,252
	2021	$12,095,245	$(9,799,978)	$11,020,016	$(282,213)	$(226,212)	$12,806,858
	2020	$2,663,400	$—	$—	$1,048,565	$(249,726)	$3,462,239
Note — the Company does not have a
ny defined benefit or pension plan
s. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards granted in prior y ears that were determine d to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the v esting date that were not otherwis
e reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. The change in fair value is driven primarily by the change in our underlying stock price. All other
valuation
assumptions
used to calculate the fair values under the Black Scholes model did not materially differ from those disclosed at the time of the grant.
As a significant amount of the
values
in the adjustments made to the summary compensation table total for equity
awards for our Principal Executive Officer (“PEO”) and our
non-PEO
named executive officers (“non-PEOs”) are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Company Selected Measure Name	consolidated adjusted property EBITDA
Named Executive Officers, Footnote [Text Block]	For 2022: Mr. Goldstein served as our PEO and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.	For 2021: Mr. Adelson and Mr. Goldstein served as our PEOs and Mr. Dumont, Mr. Hyzak and Mr. Hudson served as our Non-PEO NEOs.	For 2020: Mr. Adelson served as our PEO and Mr. Goldstein, Mr. Dumont, and Mr. Hudson served as our Non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	For purposes of this disclosure, our peer group, the DJ U.S. Gambling Index, is the same peer group used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended December 31, 2022, 2021, and 2020.
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Sheldon G. Adelson
	2021	$5,784,936	$—	$—	$—	$(391,352)	$5,393,584
	2020	$11,344,715	$(1,000,000)	$1,427,045	$10,259	$120,053	$11,902,072

(ii)	Robert G. Goldstein
	2022	$11,410,263	$—	$—	$22,226,875	$6,630,165	$40,267,303
	2021	$31,204,900	$(26,184,000)	$28,126,000	$(24,720,000)	$—	$8,426,900

(iii)	Non-PEO NEOs (Average)
	2022	$5,634,384	$—	$—	$6,150,062	$2,793,806	$14,578,252
	2021	$12,095,245	$(9,799,978)	$11,020,016	$(282,213)	$(226,212)	$12,806,858
	2020	$2,663,400	$—	$—	$1,048,565	$(249,726)	$3,462,239
Note — the Company does not have a
ny defined benefit or pension plan
s. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards granted in prior y ears that were determine d to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the v esting date that were not otherwis
e reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. The change in fair value is driven primarily by the change in our underlying stock price. All other
valuation
assumptions
used to calculate the fair values under the Black Scholes model did not materially differ from those disclosed at the time of the grant.
As a significant amount of the
values
in the adjustments made to the summary compensation table total for equity
awards for our Principal Executive Officer (“PEO”) and our
non-PEO
named executive officers (“non-PEOs”) are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Non-PEO NEO Average Total Compensation Amount	$ 5,634,384	$ 12,095,245	$ 2,663,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 14,578,252	12,806,858	3,462,239
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides the adjustments relating to equity awards made to the summary compensation table total to obtain the compensation actually paid for the years indicated for our named executive officers:

NOTE	YEAR	SUMMARY COMPENSATION TABLE TOTAL	LESS: GRANT DATE FAIR VALUE OF EQUITY AWARDS INCLUDED IN SUMMARY COMPENSATION TABLE	YEAR-END FAIR VALUE OF EQUITY GRANTED DURING THE APPLICABLE YEAR (OUTSTANDING AND UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF YEAR-END OF EQUITY AWARDS GRANTED IN PRIOR YEARS (OUTSTANDING & UNVESTED AS OF YEAR-END)	CHANGE IN FAIR VALUE AS OF THE VESTING DATE OF EQUITY AWARDS THAT VESTED DURING THE APPLICABLE YEAR	COMPENSATION ACTUALLY PAID

(i)	Sheldon G. Adelson
	2021	$5,784,936	$—	$—	$—	$(391,352)	$5,393,584
	2020	$11,344,715	$(1,000,000)	$1,427,045	$10,259	$120,053	$11,902,072

(ii)	Robert G. Goldstein
	2022	$11,410,263	$—	$—	$22,226,875	$6,630,165	$40,267,303
	2021	$31,204,900	$(26,184,000)	$28,126,000	$(24,720,000)	$—	$8,426,900

(iii)	Non-PEO NEOs (Average)
	2022	$5,634,384	$—	$—	$6,150,062	$2,793,806	$14,578,252
	2021	$12,095,245	$(9,799,978)	$11,020,016	$(282,213)	$(226,212)	$12,806,858
	2020	$2,663,400	$—	$—	$1,048,565	$(249,726)	$3,462,239
Note — the Company does not have a
ny defined benefit or pension plan
s. Additionally, the Company did not have any of the following adjustments per Item 402(v)(2)(C)(1) occur in the relevant fiscal periods:

—	awards granted in prior y ears that were determine d to fail to meet the applicable vesting conditions during the covered fiscal year; and

—
dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the v esting date that were not otherwis
e reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year.

The
year-end
and vesting date fair values of the equity awards in the foregoing table are calculated in accordance with ASC Topic 718. The change in fair value is driven primarily by the change in our underlying stock price. All other
valuation
assumptions
used to calculate the fair values under the Black Scholes model did not materially differ from those disclosed at the time of the grant.
As a significant amount of the
values
in the adjustments made to the summary compensation table total for equity
awards for our Principal Executive Officer (“PEO”) and our
non-PEO
named executive officers (“non-PEOs”) are required by the SEC to be based on our stock price as the last day of the fiscal year or the vesting date, the values could have been materially different if other dates were selected.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
This following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last three years, including our TSR outperformance of the TSR of our peers over the last 12 months, during which the recovery of our business from the impacts of the
COVID-19
Pandemic began in earnest with the
re-opening
of Singapore and the subsequent achievement of meaningful levels of visitation, as well as (b) the relationship between the compensation actually paid to our named executive officers and our TSR over the last three years.
Due to the annual RSU opportunity comprising 52% and 39% of the annual compensation of our Chief Executive Officer and our other named executive officers, respectively, TSR is an appropriate metric against which to evaluate executive performance and compensation. We know from our regular and extensive discussions with key stockholders that this measurement is the one most frequently proposed by investors, for whom the vast majority are themselves measured by the absolute and relative TSR of the companies in which they invest, thereby providing strong alignment of executive leadership incentives. Our TSR materially improved relative to peers during 2022, reflecting important progress in a number of areas including the recovery of our Singapore operations, the successful positioning and investment in anticipation of a recovery in Macao and the successful award of a new ten-year gaming concession in Macao.

*	Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph illustrates the relationship between the compensation actually paid to our named executive officers and our net income (loss) and consolidated adjusted property EBITDA in 2020, 2021 and 2022. It demonstrates that our consolidated adjusted property EBITDA stabilized in 2022, despite worsening operating conditions in our Macao business, and that net losses reduced year-on-year
in 2021 before turning to positive net income in 2022 as a result of gains realized on the sale of our Las Vegas operations and assets (see note below).
We believe the increase in the compensation actually paid to our named executive officers in 2022 is justified as a result of successfully executing a significant recovery in our Singapore business and preparing our Macao business for imminent recovery. We also continue to execute our capital expenditure programs in Asia and completed the sale of our Las Vegas operations and assets to increase our liquidity. While the majority of these actions are not yet evident in consolidated adjusted property EBITDA or net income (loss), they are of considerable significance to our future growth.

*	Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022.
†
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph illustrates the relationship between the compensation actually paid to our named executive officers and our net income (loss) and consolidated adjusted property EBITDA in 2020, 2021 and 2022. It demonstrates that our consolidated adjusted property EBITDA stabilized in 2022, despite worsening operating conditions in our Macao business, and that net losses reduced year-on-year
in 2021 before turning to positive net income in 2022 as a result of gains realized on the sale of our Las Vegas operations and assets (see note below).
We believe the increase in the compensation actually paid to our named executive officers in 2022 is justified as a result of successfully executing a significant recovery in our Singapore business and preparing our Macao business for imminent recovery. We also continue to execute our capital expenditure programs in Asia and completed the sale of our Las Vegas operations and assets to increase our liquidity. While the majority of these actions are not yet evident in consolidated adjusted property EBITDA or net income (loss), they are of considerable significance to our future growth.

*	Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022.
†
In 2022, the Company had a net loss from continuing operations of $1.54 billion, which excludes the net income from the Las Vegas operations as that is disclosed as a discontinued operation. The Las Vegas operations included a gain on the sale of $2.85 billion.

Total Shareholder Return Vs Peer Group [Text Block]
This following graph reflects (a) the relationship between our TSR and the TSR of our peer group over the last three years, including our TSR outperformance of the TSR of our peers over the last 12 months, during which the recovery of our business from the impacts of the
COVID-19
Pandemic began in earnest with the
re-opening
of Singapore and the subsequent achievement of meaningful levels of visitation, as well as (b) the relationship between the compensation actually paid to our named executive officers and our TSR over the last three years.
Due to the annual RSU opportunity comprising 52% and 39% of the annual compensation of our Chief Executive Officer and our other named executive officers, respectively, TSR is an appropriate metric against which to evaluate executive performance and compensation. We know from our regular and extensive discussions with key stockholders that this measurement is the one most frequently proposed by investors, for whom the vast majority are themselves measured by the absolute and relative TSR of the companies in which they invest, thereby providing strong alignment of executive leadership incentives. Our TSR materially improved relative to peers during 2022, reflecting important progress in a number of areas including the recovery of our Singapore operations, the successful positioning and investment in anticipation of a recovery in Macao and the successful award of a new ten-year gaming concession in Macao.

*	Represents Mr. Adelson as PEO for 2020, Mr. Adelson and Mr. Goldstein as PEOs for 2021 (using the sum of the compensation actually paid to both of them for 2021), and Mr. Goldstein as PEO for 2022.

Tabular List [Table Text Block]
— MOST IMPORTANT PERFORMANCE MEASURES
The following table lists the most important performance measures (“PM”) that we use to link executive compensation actually paid for our named executive officers during the year ended December 31, 2022 to the Company’s performance:

PERFORMANCE MEASURE	WHY MEASURE IS CONSIDERED IMPORTANT

Consolidated Adjusted Property EBITDA (1)
This metric highlights our profitability, our effectiveness at cost control and the success of our capital allocation decisions as they relate to our mix of business and the resulting operating cash generation. We believe consolidated adjusted property EBITDA is the most relevant metric by which to measure market share in each of our key jurisdictions and is the single most important financial metric by which we measure the effectiveness of our named executive officers.

Liquidity	Maintaining a strong balance sheet and the availability of funds to fulfill our growth and capital investment ambitions is key to our short- and long-term growth.

ESG
ESG leadership is important to the Company and we also recognize the importance of ESG to all of our stakeholders, including stockholders. As such, we believe it is appropriate to ensure we continue to improve our ESG performance by tying elements of named executive officers compensation to measurable ESG goals.

(1)	Refer to Annex A, which includes a reconciliation of non-GAAP consolidated adjusted property EBITDA to net loss from continuing operations.

Total Shareholder Return Amount	$ 71	56	88
Peer Group Total Shareholder Return Amount	58	78	90
Net Income (Loss)	$ 1,357,000,000	$ (1,276,000,000)	$ (2,143,000,000)
Company Selected Measure Amount	732	786	(48)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted Property EBITDA
Non-GAAP Measure Description [Text Block]	Refer to Annex A, which includes a reconciliation of non-GAAP consolidated adjusted property EBITDA to net loss from continuing operations.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ESG
Sheldon G. Adelson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 5,784,936	$ 11,344,715
PEO Actually Paid Compensation Amount		$ 5,393,584	$ 11,902,072
PEO Name		Mr. Adelson	Mr. Adelson
Robert G. Goldstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 11,410,263	$ 31,204,900
PEO Actually Paid Compensation Amount	$ 40,267,303	$ 8,426,900
PEO Name	Mr. Goldstein	Mr. Goldstein
PEO [Member] | Sheldon G. Adelson [Member] | Grant Date Fair Value of Equity Awards Included In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ (1,000,000)
PEO [Member] | Sheldon G. Adelson [Member] | Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	1,427,045
PEO [Member] | Sheldon G. Adelson [Member] | Change in Fair Value as of Year end of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	10,259
PEO [Member] | Sheldon G. Adelson [Member] | Change in Fair Value as of the Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(391,352)	120,053
PEO [Member] | Robert G. Goldstein [Member] | Grant Date Fair Value of Equity Awards Included In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	(26,184,000)
PEO [Member] | Robert G. Goldstein [Member] | Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	28,126,000
PEO [Member] | Robert G. Goldstein [Member] | Change in Fair Value as of Year end of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,226,875	(24,720,000)
PEO [Member] | Robert G. Goldstein [Member] | Change in Fair Value as of the Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,630,165	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Included In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(9,799,978)	0
Non-PEO NEO [Member] | Fair Value of Equity Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	11,020,016	0
Non-PEO NEO [Member] | Change in Fair Value as of Year end of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,150,062	(282,213)	1,048,565
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,793,806	$ (226,212)	$ (249,726)